Commitments and Contingencies (Credit Risk Financial Instruments) (Details) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Guarantees	5,445,132		6,225,712
Commercial letters of credit	6,820,424	[1]	8,350,739	[1]
Commercial [Member]
Unused lines of credit	28,485,828		28,560,694
Consumer [Member]
Unused lines of credit	10,844,177		13,263,808
Credit Cards [Member]
Unused lines of credit	43,232,049		41,784,795

[1]	The above contains advance payment refund guarantees and others which amount to (Won)2,678,712 million and (Won)2,089,411 million as of December 31, 2009 and 2010, respectively.